Regulatory Assets And Liabilities (Components Of Regulatory Assets And Liabilities) (Details) - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Assets		$ 1,934,000	$ 1,958		$ 2,023
Carrying Amount, Regulatory Liabilities		820,000	764		594
Net regulatory asset		1,114,000	1,194		1,429
Bondco [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Liabilities		$ 0
Net regulatory asset			10		108
Estimated Net Removal Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Lives of related assets
Carrying Amount, Regulatory Liabilities		$ 782,000	686		531
Investment Tax Credit and Protected Excess Deferred Taxes [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Liabilities		$ 10,000	14		18
Over Collection of Transition Bond Revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[1],[2]	1 year or less
Carrying Amount, Regulatory Liabilities	[2]	$ 6,000 [1]	29	[3]	32	[3]
Net regulatory asset			21		32
Over Collection of Transition Bond Revenues [Member] | Bondco [Member]
Regulatory Assets And Liabilities [Line Items]
Carrying Amount, Regulatory Liabilities		$ 6
Over Recovered Wholesale Transmission Service Expense Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[2]	1 year or less
Carrying Amount, Regulatory Liabilities	[2]		24
Energy Efficiency Programs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[2]	Not applicable
Carrying Amount, Regulatory Liabilities	[2]	$ 22,000	11		13
Excluded Over-Collected Series 2003-1 Transition Bond Revenues [Member]
Regulatory Assets And Liabilities [Line Items]
Net regulatory asset			8
Generation-Related Regulatory Assets Securitized by Transition Bonds [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[1],[2]	-
Carrying Amount, Regulatory Assets	[2],[3]		31		148
Net regulatory asset			31		140
Employee Retirement Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		3 years
Carrying Amount, Regulatory Assets		$ 27,000	38		55
Employee Retirement Costs to be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[4]	To be determined
Carrying Amount, Regulatory Assets	[4]	$ 318,000	291	[5]	246	[5]
Employee Retirement Liability [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[2],[4],[6]	To be determined
Carrying Amount, Regulatory Assets	[2],[4],[6]	$ 812,000	853		865
Self-Insurance Reserve (Primarily Storm Recovery Costs) - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		3 years
Carrying Amount, Regulatory Assets		$ 72,000	95		127
Self-Insurance Reserve to be Reviewed [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[4]	To be determined
Carrying Amount, Regulatory Assets	[4]	$ 374,000	332	[5]	242	[5]
Securities Reacquisition Costs (Pre-Industry Restructure) [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		1 year or less
Carrying Amount, Regulatory Assets		$ 6,000	14		23
Securities Reacquisition Costs (Post-Industry Restructure) - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Lives of related debt
Carrying Amount, Regulatory Assets		$ 10,000	9		7
Recoverable Amounts In Lieu Of Deferred Income Taxes - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Life of related asset or liability
Carrying Amount, Regulatory Assets		$ 3,000	12		14
Deferred Conventional Meter And Metering Facilities Depreciation [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Largely 4 years
Carrying Amount, Regulatory Assets		$ 83,000	100		123
Deferred AMS Costs [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		To be determined
Carrying Amount, Regulatory Assets		$ 194,000	164		113
Net regulatory asset			164		113
Energy Efficiency Performance Bonus [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[2]	1 year or less
Carrying Amount, Regulatory Assets	[2]	$ 12,000	10		22
Under-Recovered Wholesale Transmission Service Expense - Net [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period	[2]	1 year or less
Carrying Amount, Regulatory Assets	[2]	$ 15,000			26
Other Regulatory Assets [Member]
Regulatory Assets And Liabilities [Line Items]
Remaining Rate Recovery/Amortization Period		Various
Carrying Amount, Regulatory Assets		$ 8,000	$ 9		$ 12

[1]	Bondco net regulatory liabilities at September 30, 2016 were zero (excludes $6 million of over-collections related to transition bonds assumed by Oncor for final settlement). Bondco net regulatory assets of $10 million at December 31, 2015 consisted of $31 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $21 million (excludes $8 million of over-collections related to transition bonds assumed by Oncor for final settlement).
[2]	Not earning a return in the regulatory rate-setting process.
[3]	Bondco net regulatory assets of $10 million at December 31, 2015 consisted of $31 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $21 million (excludes $8 million of over-collections related to Series 2003-1 transition bonds assumed by Oncor for final settlement). Bondco net regulatory assets of $108 million at December 31, 2014 consisted of $140 million included in generation-related regulatory assets net of the regulatory liability for over-collection of transition bond revenues of $32 million.
[4]	Recovery is specifically authorized by statute or by the PUCT, subject to reasonableness review.
[5]	Costs incurred since the period covered under the last rate review.
[6]	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.